Related-party transactions and balances	12 Months Ended
Dec. 31, 2023
Related-party transactions and balances [Abstract]
Related-party transactions and balances
6.	Related-party transactions and balances

Transactions with key management personnel

i.	Key management personnel compensation

Compensation of the Group’s key management personnel includes only short-term employee benefits in the amount of $13,185,131, $17,384,930 and $7,945,915 during 2023, 2022 and 2021, respectively.

ii.	Outstanding balances with related parties as of December 31, 2023 and 2022 are shown as follows:

	As of December 31,
	2023	2022
Receivable
Affiliate:
Elías Sacal Cababie(1)	$104,029,840	$-
E.S. Agrupación, S. A. de C. V. (2)	35,582,383	-
Marcos Sacal Cohen (3)	540,031	-
Edgar Armando Padilla Pérez (4)	1,700,466	-
Rubén Álvarez Laris (5)	1,696,426	-
Total related parties receivable	143,549,146	-

Payable:
Affiliate:
Impulsora Turística de Vallarta, S. A. de C. V. (6)	39,121,151	58,078,077
Sofoplus S.A.P.I de C. V., SOFOM ER (7)	-	71,179,852
Sofoplus S.A.P.I de C. V., SOFOM ER (8)	171,153,445	145,231,418
BVG Infraestructura, S. A. de C. V. (9)	10,030,992	-
Total related parties payable	220,305,588	274,489,347

Current portion	133,002,659	68,343,487

Long term portion	$87,302,929	$206,145,860

(1)	This balance is composed of several loan agreements as follows:

(a)	On April 14, 2023, Murano P.V. granted a short-term loan of $2,000,000 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%;
(b)	On April 14, 2023, Murano P.V. granted a short-term loan of U.S.$438,611 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%;
(c)	On February 9, 2023, Murano World granted a short-term loan of $7,900,000 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%;
(d)	On February 10, 2023, Murano World granted a short-term loan of U.S.$2,865,000 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%;
(e)	On September 26, 2023, Murano World granted a short-term loan of U.S.$3,200,000 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%.

(2)	This balance is composed of several loan agreements as follows:

(a)	On May 5, 2023, Murano P.V. granted a short-term loan of $30,000 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%;
(b)	On April 14, 2023, Murano P.V. granted a short-term loan of U.S.$359,368 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%;
(c)	On February 10, 2023, Murano World granted a short-term loan of $9,620,660 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%;
(d)	On March 31, 2023, Murano World granted a short-term loan of U.S.$453,000 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%;
(e)	On November 9, 2023, Murano World granted a short-term loan of $10,000,000 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.

(3)	Short-term loan agreement for $492,000 dated on May 5, 2023 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.

(4)
This balance is composed of a couple of loan agreements as follows: On May 5, 2023 Murano Management, S. A. de C. V. granted a short-term loan of $1,546,669 (Mexican pesos) with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3% and on May 5, 2023 Murano Management, S. A. de C. V. granted a short-term loan of $4,400 (Mexican pesos) with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.

(5)	Short-term loan agreement granted by Murano Management, S. A. de C. V. for $1,547,609 dated on May 5, 2023 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.

(6)	Loan agreement signed on May 2, 2021 with a 36-month termination period. The amount of the loan is $97,500,000 and it causes interest at the annual rate of 17.75%.

(7)
Syndicated secured mortgage loan for up to $200,000,000 which matures in 2024 and causes interest at the annual rate of 16.75% for which the major shareholders are joint obligors. On September 14, 2023 the outstanding balance of this loan was paid to the lender.

(8)	Syndicated secured mortgage loan for up to U.S.$30,000,000 which matures in 2025 and causes interest at the annual rate of 15.00% for which the major shareholders are joint obligors.

(9)	On March 1, 2023, Inmobiliaria Insurgentes granted a short-term loan of U.S.$2,865,000 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%.

Reconciliation of movements of liabilities to cash flows arising from financing activities

Long-term debt

Balances as of January 1, 2023	$274,489,347
Payments	(96,693,781)
Interest paid	(37,140,328)
Proceeds from loans	60,581,457
Accrued interest	39,901,733
Total changes from financing cash flows	241,138,428

Effect on changes in foreign exchange rates	(20,832,840)

Balances as of December 31, 2023	$220,305,588

Long-term debt

Balances as of January 1, 2022	$188,122,066
Payments	(72,493,961)
Interest paid	(43,078,341)
Proceeds from loans	165,363,750
Accrued interest	41,738,642
Total changes from financing cash flows	279,652,156

Effect on changes in foreign exchange rates	(5,162,809)

Balances as of December 31, 2022	$274,489,347